Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 19, 2018	Oct. 04, 2017	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares acquired in exchange for common stock		31,745,242		2,090,301
Precentage of issued and outstanding common stock diluted basis		90.00%
Common stock issued			38,674,265	38,674,265	35,272,626	31,745,242
Common stock shares outstanding			38,674,265	38,674,265	35,272,626	31,745,242
Accumulated deficit			$ (6,161,956)	$ (6,161,956)	$ (3,859,086)	$ (2,002,771)
Net loss from continuing operations				2,300,000	(1,856,315)	(1,917,066)
Net cash used in operating activities from continuing operations				2,200,000
Cash and cash equivalents and certificates of deposit				3,300,000
Certificates of deposit			496,201	$ 496,201		1,019,294
Certificates of deposit maturity date				The certificates of deposit will mature in late September 2018.
Impairment of long lived assets			$ 0	$ 0	$ 15,330
Subscription Receivable [Member]
Proceeds from royalty receivable				$ 8,000,000
CoNCERT Pharmaceuticals, Inc [Member]
Number of shares acquired in exchange for common stock	2,090,301
Precentage of issued and outstanding common stock diluted basis	5.93%
Common stock issued	35,272,626
Common stock shares outstanding	35,272,626
Option exercised in exchange for common stock	$ 8,000,000
Percentage of common stock holdings	6.58%
Percentage of royalty	15.00%
Proceeds from royalty receivable	$ 8,000,000
Controlling interest, description	Promet’s controlling interest was reduced from 90% to 84%.
CoNCERT Pharmaceuticals, Inc [Member] | Option and License Agreement [Member]
Number of shares acquired in exchange for common stock	2,090,301
Precentage of issued and outstanding common stock diluted basis	5.93%
Option exercised in exchange for common stock	$ 8,000,000
Percentage of common stock holdings	6.58%
Percentage of royalty	15.00%
Proceeds from royalty receivable	$ 8,000,000
Controlling interest, description	Promet’s controlling interest in Processa was reduced from 90% to 84%.
CoNCERT Pharmaceuticals, Inc [Member] | Option and License Agreement [Member] | Additional Paid-In Capital [Member]
Proceeds from royalty receivable	$ 8,000,000